OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER INCOME
Income from government grants	$ 19,688	¥ 135,367	¥ 89,873	¥ 155,576